S000003879 [Member] Annual Fund Operating Expenses - Putnam VT Emerging Markets Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class IA Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.46%	[1]
Fee Waiver or Reimbursement	(0.36%)	[2]
Net Expenses (as a percentage of Assets)	1.10%
Class IB Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.71%	[1]
Fee Waiver or Reimbursement	(0.36%)	[2]
Net Expenses (as a percentage of Assets)	1.35%

[1]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[2]	The Investment Manager, as defined below, has contractually agreed to waive fees and/or reimburse operating expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, the fund’s investment management contract (including any applicable performance-based upward or downward adjustment to the fund’s base management fee), and the fund’s distribution plans) so that the cumulative expenses will not exceed 0.20% of the fund’s average net assets. Additionally, the Investment Manager has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. In addition, the Investment Manager has contractually agreed to waive fees and/or reimburse expenses (exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses, any applicable performance-based upward or downward adjustment to the fund’s base management fee and the fund’s distribution plans) of the fund so that the total annual operating expenses of the fund will not exceed an annual rate of 1.09% of the fund’s average net assets. These obligations may not be modified or discontinued prior to April 30, 2027 without approval of the Board of Trustees.